SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] $ in Thousands	May. 09, 2016 USD ($)
Business Combination, Consideration Transferred, Total	$ 51,532
Business Acquisition, Percentage Of Voting Interests Acquired	50.00%
Payments to Acquire Businesses, Gross	$ 25,766